Summary of Significant Accounting Policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Building and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Building and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years